SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Unaudited condensed interim consolidated financial statements
a.
Unaudited condensed interim consolidated financial statements:

The accompanying unaudited condensed interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. In the opinion of management, the unaudited condensed interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's condensed interim consolidated financial statements.

The balance sheets as of December 31, 2024, have been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2024 (the “Annual Financial Statements”), included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 27, 2025.

The significant accounting policies applied in the Company’s audited 2024 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited condensed interim consolidated financial statements. The Company’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year.

Use of estimates:
b.
Use of estimates:

The preparation of the unaudited condensed interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the dates of the unaudited condensed interim consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period.

Main areas that require significant estimates and assumptions by the Company’s management include contract costs, revenues (including variable consideration, determination of contracts duration, establishing stand-alone selling price for performance obligations) and profits or losses, application of percentage-of-completion accounting, provisions for uncollectible receivables and customer claims, impairment of inventories, impairment and useful life of long-lived assets, goodwill impairment, valuation allowance in respect of deferred tax assets, uncertain tax positions, accruals for estimated liabilities, including litigation and insurance reserves, contingent considerations and intangibles from business combination transaction and stock-based compensation. Actual results could differ from those estimates.

Principles of consolidation:
c.
Principles of consolidation:

The unaudited condensed interim consolidated financial statements include the accounts of Gilat Satellite Networks Ltd. and its subsidiaries in which the Company has a controlling voting interest. Inter-company balances and transactions have been eliminated upon consolidation.

Recently issued accounting pronouncements – not yet adopted
d.
Recently issued accounting pronouncements – not yet adopted:

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, which requires greater disaggregation of income tax disclosures. The new standard requires additional information to be disclosed with respect to the income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. This ASU should be applied prospectively for fiscal years beginning after December 15, 2024, with retrospective application permitted. The Company is evaluating the impact on its disclosures in the consolidated financial statements.